Accrued expenses	12 Months Ended
Dec. 31, 2021
Accrued Expenses
Accrued expenses

NOTE 10 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Accrued voyage expenses	$5,666	$1,436
Accrued loan interest	3,329	1,738
Accrued legal and professional fees	3,894	1,607
Total accrued expenses	$12,889	$4,781

As of December 31, 2021 and December 31, 2020, the amount of $320 and $630, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Partners in December 2021 and 2020 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2021, and as of December 31, 2020, respectively. The total amount of $5,738, $4,970 and $4,645 was recorded in general and administrative expenses in the statements of operations for the years ended December 31, 2021, 2020 and 2019, respectively, and comprised of compensation authorized to the directors and officers of the Company.